WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 97.1%
Education - 11.7%
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue:
Tapestry Charter School Project, Series A	5.000%	8/1/37	$500,000	$579,572
Tapestry Charter School Project, Series A	5.000%	8/1/47	2,040,000	2,328,465
Build NYC Resource Corp., NY, Revenue, Manhattan College Project, Refunding	5.000%	8/1/47	1,500,000	1,763,125
Hempstead Town, NY, Local Development Corp. Revenue:
Hofstra University Project, Refunding	5.000%	7/1/42	1,100,000	1,342,210
Hofstra University Project, Refunding	5.000%	7/1/47	4,000,000	4,885,168
Madison County, NY, Capital Resource Corp. Revenue, Colgate University, Refunding	5.000%	7/1/40	4,000,000	4,625,557
New York State Dormitory Authority Revenue:
Fordham University	4.000%	7/1/46	5,000,000	5,832,961
New York University, NATL, Series A	5.750%	7/1/27	6,300,000	7,332,794
New York University, Series A, Refunding	5.000%	7/1/43	2,700,000	3,327,136
Non-State Supported Debt, Rochester Institute of Technology, Series A, Refunding	5.000%	7/1/32	520,000	671,645
Non-State Supported Debt, Rochester Institute of Technology, Series A, Refunding	5.000%	7/1/36	1,115,000	1,427,237
Non-State Supported Debt, Rochester Institute of Technology, Series A, Refunding	5.000%	7/1/40	1,265,000	1,606,315
Non-State Supported Debt, School Districts Financing Program, Series A, AGM	5.000%	10/1/31	5,000,000	6,369,711
Non-State Supported Debt, Skidmore College, Series A, Refunding	5.500%	7/1/41	3,200,000	3,200,000
Non-State Supported Debt, State University Dormitory, Series B, Refunding	5.000%	7/1/37	1,000,000	1,163,806
Non-State Supported Debt, State University Dormitory, Series B, Refunding	5.000%	7/1/45	3,500,000	4,021,179
Series A, Refunding, AGM	5.000%	10/1/31	2,800,000	3,655,469
Series A, Refunding, AGM	5.000%	10/1/32	1,725,000	2,242,966
Series A, Refunding, AGM	5.000%	10/1/33	1,675,000	2,168,774
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Revenue, Clarkson University Project	6.000%	9/1/34	600,000	605,586
Troy, NY, Capital Resource Corp. Revenue:
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/33	1,250,000	1,628,625

See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2021 Quarterly Report	1

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Education - continued
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/34	$1,250,000	$1,624,320
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/35	1,000,000	1,297,323

Total Education				63,699,944

Health Care - 3.4%
Brookhaven Local Development Corp., NY, Revenue, Long Island Community Hospital Project, Series A, Refunding	5.000%	10/1/50	2,750,000	3,399,358
Build NYC Resource Corp., NY, Revenue, The Children’s Aid Society Project	4.000%	7/1/49	1,000,000	1,154,770
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue, Amsterdam at Harborside, Series C	2.000%	1/1/49	2,125,119	21	*(a)
Nassau County, NY, Local Economic Assistance Corp. Revenue, South Nassau Communities Hospital, Refunding	5.000%	7/1/31	2,000,000	2,073,501
New York City, NY, Health & Hospital Corp. Revenue:
Health Systems, Series A, Refunding	4.000%	2/15/45	1,775,000	2,108,745
Health Systems, Series A, Refunding	4.000%	2/15/48	880,000	1,042,734
New York State Dormitory Authority Revenue:
Non-State Supported Debt, Memorial Sloan Kettering Cancer Center, Refunding	5.000%	7/1/31	2,000,000	2,495,784
United Cerebral Palsy, Refunding, AMBAC	5.125%	7/1/21	105,000	105,000
Oneida County, NY, Local Development Corp, Revenue:
Mohawk Valley Health System Project, Series A, Refunding, AGM	5.000%	12/1/31	1,490,000	1,918,647
Mohawk Valley Health System Project, Series A, Refunding, AGM	4.000%	12/1/33	1,200,000	1,411,780
Mohawk Valley Health System Project, Series A, Refunding, AGM	4.000%	12/1/49	2,500,000	2,849,163

Total Health Care				18,559,503

Housing - 0.2%
Westchester County, NY, Local Development Corp. Revenue, Purchase Housing Corp. II Project	5.000%	6/1/47	1,000,000	1,138,966

Industrial Revenue - 12.2%
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper Inc. Project, Refunding	5.000%	1/1/35	1,400,000	1,580,641	(b)(c)

See Notes to Schedule of Investments.

2	Western Asset New York Municipals Fund 2021 Quarterly Report

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - continued
New York City, NY, Trust for Cultural Resources Revenue:
Lincoln Center for Performing Arts, Inc., Series A, Refunding	5.000%	12/1/32	$2,000,000	$2,633,631
Lincoln Center for Performing Arts, Inc., Series A, Refunding	4.000%	12/1/33	2,000,000	2,422,520
Lincoln Center for Performing Arts, Inc., Series A, Refunding	4.000%	12/1/34	2,000,000	2,410,906
Lincoln Center for Performing Arts, Inc., Series A, Refunding	4.000%	12/1/35	1,250,000	1,503,746
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	4,000,000	4,574,360
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	2,095,000	2,321,881	(b)
4 World Trade Center Project, Refunding	5.000%	11/15/44	3,000,000	3,048,290
4 World Trade Center Project, Refunding	5.750%	11/15/51	7,000,000	7,135,190
New York State Liberty Development Corp., Revenue, Goldman Sachs Headquarters	5.500%	10/1/37	14,500,000	21,956,817
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	1,700,000	2,103,632	(c)
John F. Kennedy International Airport Terminal 4 Project, Series A, Refunding	5.000%	12/1/34	900,000	1,166,773	(c)
John F. Kennedy International Airport Terminal 4 Project, Series A, Refunding	5.000%	12/1/36	800,000	1,033,455	(c)
John F. Kennedy International Airport Terminal 4 Project, Series A, Refunding	4.000%	12/1/38	600,000	714,600	(c)
John F. Kennedy International Airport Terminal 4 Project, Series C, Refunding	5.000%	12/1/36	2,205,000	2,891,106
John F. Kennedy International Airport Terminal 4 Project, Series C, Refunding	5.000%	12/1/37	2,400,000	3,138,028
John F. Kennedy International Airport Terminal 4 Project, Series C, Refunding	4.000%	12/1/41	1,900,000	2,283,865
Niagara Area Development Corp., NY, Solid Waste Disposal Facility Revenue, Covanta Project, Series A, Refunding	4.750%	11/1/42	3,500,000	3,700,950	(b)(c)

Total Industrial Revenue				66,620,391

See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2021 Quarterly Report	3

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Leasing - 0.5%
New York City, NY, TFA, Building Aid Revenue, Fiscal 2015, Series S-1, State Withholding	5.000%	7/15/43	$2,500,000	$2,869,003

Local General Obligation - 1.3%
County of Nassau, NY, GO, General Improvement Bonds, Series B, AGM	5.000%	7/1/45	1,000,000	1,229,694
New York City, NY, GO, Series F-1	5.000%	3/1/44	4,500,000	5,810,319

Total Local General Obligation				7,040,013

Other - 2.3%
Build NYC Resource Corp., NY, Revenue, YMCA of Greater New York Project, Refunding	5.000%	8/1/40	1,000,000	1,138,059
New York City, NY, TFA, Building Aid Revenue, Series S-1, State Withholding	5.000%	7/15/43	9,000,000	11,280,198

Total Other				12,418,257

Power - 3.9%
Long Island, NY, Power Authority Electric System Revenue:
Series B, Refunding	1.650%	9/1/24	5,500,000	5,676,817	(d)(e)
Series B, Refunding	0.850%	9/1/25	2,500,000	2,503,932	(d)(e)
Series B, Refunding	5.000%	9/1/46	7,000,000	8,367,228
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	1,500,000	1,458,750	*(a)
Series A	5.050%	7/1/42	230,000	223,675	*(a)
Series XX	5.250%	7/1/40	2,320,000	2,262,000	*(a)
Series ZZ, Refunding	5.250%	7/1/18	600,000	577,500	*(f)

Total Power				21,069,902

Pre-Refunded/Escrowed to Maturity - 1.0%
Build NYC Resource Corp., NY, Revenue, YMCA of Greater New York Project	5.000%	8/1/21	680,000	682,660	(g)
New York State Dormitory Authority Revenue:
Non-State Supported Debt, Pratt Institute, Series A, Refunding	5.000%	7/1/39	1,000,000	1,138,200	(h)
Non-State Supported Debt, Pratt Institute, Series A, Refunding	5.000%	7/1/44	1,000,000	1,138,200	(h)
Series B, Refunding	5.000%	2/15/43	10,000	12,571	(h)
Western Nassau County, NY, Water Authority Revenue:
Water Revenue, Series A	5.000%	4/1/40	1,040,000	1,219,445	(h)
Water Revenue, Series A	5.000%	4/1/45	1,250,000	1,465,680	(h)

Total Pre-Refunded/Escrowed to Maturity				5,656,756

See Notes to Schedule of Investments.

4	Western Asset New York Municipals Fund 2021 Quarterly Report

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - 23.0%
New York City, NY, TFA Future Tax Secured Revenue:
Series C-1	4.000%	11/1/42	$15,000,000	$17,668,968
Series C-1	4.000%	5/1/45	4,000,000	4,750,230
Series S	4.000%	5/1/44	10,000,000	11,903,499
New York City, NY, TFA Revenue, Future Tax Secured, Fiscal 2017	4.000%	5/1/36	1,500,000	1,702,445
New York State Convention Center Development Corp. Revenue, CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/36	2,610,000	1,887,005
New York State Dormitory Authority Revenue:
Bidding Group 3, Series A	5.000%	3/15/42	9,000,000	11,238,477
Series B, Refunding	5.000%	2/15/43	7,490,000	9,248,993
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 1 Bonds, Series C, Refunding	5.000%	3/15/39	9,500,000	11,896,323
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	5.000%	3/15/45	10,670,000	13,327,192
Bidding Group 4, Series A, Refunding	5.000%	3/15/46	3,000,000	3,741,806
General Purpose Bonds, Series A, Refunding	5.000%	12/15/26	13,700,000	14,662,347
New York State Urban Development Corp. Revenue, Personal Income Tax, Series C, Refunding	5.000%	3/15/42	7,030,000	8,676,304
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	720,000	660,038
CAB, Restructured, Series A-1	0.000%	7/1/46	680,000	224,475
CAB, Restructured, Series A-1	0.000%	7/1/51	1,500,000	359,177
Restructured, Series A-1	4.550%	7/1/40	150,000	170,721
Restructured, Series A-1	5.000%	7/1/58	5,740,000	6,630,371
Restructured, Series A-2	4.329%	7/1/40	1,000,000	1,123,310
Virgin Islands Public Finance Authority Revenue: Matching Fund Loan, Subordinated Lien, Series B	5.250%	10/1/29	3,585,000	3,530,033
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	1,700,000	1,704,181
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	700,000	706,125

Total Special Tax Obligation				125,812,020

See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2021 Quarterly Report	5

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
State General Obligation - 0.1%
Puerto Rico Commonwealth Public Improvement Bonds, GO, Series A, Refunding	5.000%	7/1/41	$800,000	$673,000	*(a)

Transportation - 31.6%
Albany County, NY, Airport Authority, Revenue:
Series B, Refunding	5.000%	12/15/24	1,000,000	1,151,187	(c)
Series B, Refunding	5.000%	12/15/25	1,000,000	1,185,889	(c)
Series B, Refunding	5.000%	12/15/26	1,100,000	1,340,620	(c)
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries A-2	5.000%	11/15/47	10,000,000	11,900,758
MTA, NY, Hudson Rail Yards Trust Obligations Revenue, Series A	5.000%	11/15/51	2,500,000	2,537,606
MTA, NY, Transportation Revenue:
Green Bonds, Series A-1	5.000%	11/15/47	3,710,000	4,641,446
Green Bonds, Series B, Refunding	5.000%	11/15/26	4,085,000	4,996,297
Green Bonds, Series C-1, Refunding	5.000%	11/15/24	1,365,000	1,569,369
Green Bonds, Series C-1, Refunding	4.000%	11/15/31	1,500,000	1,767,828
Green Bonds, Series D	4.000%	11/15/48	500,000	582,809
Green Bonds, Series D-3	4.000%	11/15/49	500,000	581,583
Green Bonds, Series E, Refunding	5.000%	11/15/32	2,250,000	2,946,885
Green Bonds, Series E, Refunding	4.000%	11/15/45	3,000,000	3,507,542
Series A-2	5.000%	5/15/30	4,000,000	5,205,824	(d)(e)
Series B, Refunding	5.000%	11/15/37	285,000	339,026
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.250%	1/1/56	5,000,000	5,918,355
Junior Indebtedness Obligations, Subordinated, Series B, Refunding	4.000%	1/1/50	5,000,000	5,804,231
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	6,455,000	7,939,385	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	4,325,000	5,307,306	(c)
John F. Kennedy Amern Airlines Inc, Refunding	3.000%	8/1/31	1,900,000	2,019,034	(c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	9,615,000	10,820,354	(c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	1,885,000	2,119,132	(c)

See Notes to Schedule of Investments.

6	Western Asset New York Municipals Fund 2021 Quarterly Report

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - continued
Port Authority of New York & New Jersey Revenue:
Consolidated Series 189, Refunding	5.000%	5/1/45	$5,000,000	$5,770,949
Consolidated Series 221	4.000%	7/15/50	4,500,000	5,273,946	(c)
Consolidated Series 226, Refunding	5.000%	10/15/37	1,250,000	1,605,238	(c)(i)
Consolidated Series 226, Refunding	5.000%	10/15/38	3,500,000	4,479,938	(c)(i)
Series 193, Refunding	5.000%	10/15/32	9,380,000	11,028,501	(c)
Series 193, Refunding	5.000%	10/15/33	10,530,000	12,366,020	(c)
Series 193, Refunding	5.000%	10/15/35	6,665,000	7,799,489	(c)
Triborough Bridge & Tunnel Authority, NY, Revenue:
CAB, Subordinated Series A, Refunding	0.000%	11/15/29	16,235,000	13,963,888
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/43	5,000,000	6,197,073
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	7,900,000	9,928,743
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	750,000	969,199
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/54	2,000,000	2,372,610
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/54	5,100,000	6,548,225

Total Transportation				172,486,285

Water & Sewer - 5.9%
Buffalo Sewer Authority, NY, Revenue, Green Bond, BAM	4.000%	6/15/51	750,000	858,046
Buffalo, NY, Municipal Water Finance Authority Revenue:
Series A, Refunding	5.000%	7/1/28	1,000,000	1,171,989
Series A, Refunding	5.000%	7/1/29	250,000	292,889
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, Series CC	5.000%	6/15/48	5,000,000	6,085,681
Second General Resolution, Series FF, Refunding	5.000%	6/15/40	5,000,000	6,305,920
Series DD	5.000%	6/15/47	5,000,000	6,099,687
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Subordinated, Series BB-1	5.000%	6/15/46	5,500,000	6,697,984
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	2,630,000	2,783,487
Western Nassau County, NY, Water Authority Revenue, Green Bonds, Series A	4.000%	4/1/51	1,500,000	1,797,152

Total Water & Sewer				32,092,835

TOTAL MUNICIPAL BONDS (Cost - $479,719,330)				530,136,875

See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2021 Quarterly Report	7

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST (j) - 1.2%
Special Tax Obligation - 1.2%
New York State Urban Development Corp. Revenue, State Personal Income Tax Revenue Bonds, Bidding Group 3, Series E, Refunding (Cost - $6,423,492)	4.000%	3/15/41	$5,455,000	$6,459,093

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $486,142,822)				536,595,968

SHORT-TERM INVESTMENTS - 2.7%
MUNICIPAL BONDS - 2.7%
Education - 0.4%
New York State Dormitory Authority Revenue, City University, Series D, Refunding, LOC - TD Bank N.A.	0.030%	7/1/31	2,200,000	2,200,000	(k)(l)

General Obligations - 0.4%
New York City, NY, GO, Subseries G-6, LOC - Mizuho Bank Ltd.	0.020%	4/1/42	2,100,000	2,100,000	(k)(l)

Housing - 1.3%
New York City, NY, HDC Revenue, Sierra Development, Series A, LOC - FNMA	0.040%	3/15/33	100,000	100,000	(c)(k)(l)
New York State HFA Revenue:
East 39th Street, Series A, LIQ - FNMA, LOC - FNMA	0.060%	11/15/31	500,000	500,000	(c)(k)(l)
350 West 43rd Street Housing, Series A, LOC - Landesbank Hessen-Thueringen	0.050%	11/1/34	2,400,000	2,400,000	(c)(k)(l)
455 West 37th Street Housing, Series A, LOC - Landesbank Hessen-Thueringen	0.050%	5/1/41	4,200,000	4,200,000	(c)(k)(l)

Total Housing				7,200,000

Tax Allocation - 0.5%
New York City, NY, TFA Revenue Future Tax Secured:
Subordinated, Series A, SPA - JPMorgan Chase & Co.	0.030%	8/1/45	500,000	500,000	(k)(l)
Subseries A, Refunding, SPA - TD Bank N.A.	0.020%	11/1/29	800,000	800,000	(k)(l)
Subseries D-3, SPA - Mizuho Bank Ltd.	0.020%	2/1/44	1,500,000	1,500,000	(k)(l)

Total Tax Allocation				2,800,000

Transportation - 0.1%
MTA, NY, Dedicated Tax Revenue, Series A-1, Refunding, LOC - TD Bank N.A.	0.020%	11/1/31	300,000	300,000	(k)(l)

TOTAL SHORT-TERM INVESTMENTS (Cost - $14,600,000)				14,600,000

TOTAL INVESTMENTS - 101.0% (Cost - $500,742,822)				551,195,968
TOB Floating Rate Notes - (0.8)%				(4,090,000)
Other Liabilities in Excess of Other Assets - (0.2)%				(1,356,260)

TOTAL NET ASSETS - 100.0%				$545,749,708

See Notes to Schedule of Investments.

8	Western Asset New York Municipals Fund 2021 Quarterly Report

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2021

*	Non-income producing security.

(a)	The coupon payment on this security is currently in default as of June 30, 2021.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Maturity date shown represents the mandatory tender date.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	The maturity principal is currently in default as of June 30, 2021.

(g)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(h)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(i)	Securities traded on a when-issued or delayed delivery basis.

(j)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(k)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(l)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2021 Quarterly Report	9

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2021

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
FNMA	— Federal National Mortgage Association
GO	— General Obligation
HDC	— Housing Development Corporation
HFA	— Housing Finance Agency
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

10	Western Asset New York Municipals Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The

11

Notes to Schedule of Investments (unaudited) (cont’d)

Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

12

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$530,136,875	—	$530,136,875
Municipal Bonds Deposited in Tender Option Bond Trust	—	6,459,093	—	6,459,093

Total Long-Term Investments	—	536,595,968	—	536,595,968

Short-Term Investments†	—	14,600,000	—	14,600,000

Total Investments	—	$551,195,968	—	$551,195,968

†	See Schedule of Investments for additional detailed categorizations.

13